Concentration of Credit Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 Item Vessel	Dec. 31, 2014 Item
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	19
Product Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	51.40%	46.80%
Number of charterers | Item	5	5
Product Concentration Risk [Member] | One Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	14.00%	10.70%
Product Concentration Risk [Member] | Two Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	11.70%	10.30%
Product Concentration Risk [Member] | Three Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	9.10%	8.90%
Product Concentration Risk [Member] | Four Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	8.30%	8.60%
Product Concentration Risk [Member] | Five Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	8.30%	8.30%
Time Charter [Member]
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	29
Time Charter [Member] | One Year [Member]
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	15
Time Charter [Member] | One To Two Years [Member]
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	2
Time Charter [Member] | Eight Year Term [Member]
Concentration Risk [Line Items]
Company's operated vessels (Including)chartered-in vessel	2